FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON May 29, 2001

                                                   FILE NO. 333-18737
                                                   FILE NO. 811-07989

                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                              FORM N-lA

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ X ]

    Pre-Effective Amendment No. __                            [   ]

    Post-Effective Amendment No. 12                           [ X ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

    Amendment No. 14                                          [ X ]


                        METROPOLITAN WEST FUNDS
          (Exact name of Registrant as Specified in Charter)

                    11766 Wilshire Blvd., Suite 1580
                     Los Angeles, California  90025
                 (Address of Principal Executive Offices)

                            (310) 966-8900
                     (Registrant's Telephone Number)

                          Scott B. Dubchansky
                  11766 Wilshire Boulevard, Suite 1580
                     Los Angeles, California  90025
                 (Name and Address of Agent for Service)

It is proposed that this filing become effective (check appropriate box):

___ immediately upon filing pursuant to Paragraph (b) of Rule 485;
_X_ on  June 28, 2001  pursuant to Paragraph (b) of Rule 485;
___ 60 days after filing pursuant to paragraph (a)(i) of Rule 485;
___ on (date) pursuant to Paragraph (a)(i) of Rule 485;
___ 75 days after filing pursuant to paragraph (a)(ii) of Rule 485; or
___ on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following :

_X_ this post-effective amendment designates a new effective date for a previously filed post-effective amendment



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                           EXPLANATORY COMMENT

This Post-Effective Amendment No. 12 to the Registration
Statement of Metropolitan West Funds (the "Trust") incorporates by reference Parts A, B and C contained in Post-Effective
Amendment No. 9 to the Registration Statement of the Trust filed with the Securities and Exchange Commission on January 12, 2001.



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                               SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 11 to its Registration Statement under the Securities Act of 1933 and Amendment No. 13 to its Registration Statement under the Investment Company Act of 1940 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles and State of California on the 29th day of May, 2001.

                              METROPOLITAN WEST FUNDS

                              By: /s/ Scott B. Dubchansky*
                              Scott B. Dubchansky
                              Chairman of the Board of Trustees,
                              President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 29th day of May, 2001.

SIGNATURE                       CAPACITY


/s/ Scott B. Dubchansky*        Chairman of the Board of Trustees
Scott B. Dubchansky             President and principal Executive Officer

/s/ Arlana Williams*            Assistant Treasurer and Principal
Arlana Williams                 Accounting and Financial Officer

/s/ Keith T. Holmes*            Trustee
Keith T. Holmes

/s/ Laird R. Landmann*          Trustee
Laird R. Landmann

/s/ Martin Luther King III*     Trustee
Martin Luther King III

/s/ Daniel D. Villaneueva*      Trustee
Daniel D. Villaneuva

/s/ James M. Lippman*           Trustee
James M. Lippman

/s/ Joseph Hattesohl            Treasurer
Joseph Hattesohl


*by s/s David A. Hearth

David A. Hearth, Attorney-in-Fact
Pursuant to Power of Attorney
Previously filed